AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 88.6%
10,566,773	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	$10,566,773

Principal Amount
$11,401,391	UMB Bank Demand Deposit, 0.01%[1]	11,401,391
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,968,164)	21,968,164

	TOTAL INVESTMENTS — 88.6%
	(Cost $21,968,164)	21,968,164
	Other Assets in Excess of Liabilities — 11.4%	2,823,417
	TOTAL NET ASSETS — 100.0%	$24,791,581

[1]	The rate is the annualized seven-day yield at period end.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value*	Value at December 31, 2021*	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	March 2022	22	652,200	652,575	$375
CBOT Soybean Oil[1]	March 2022	9	294,840	305,262	10,422
CBOT Wheat[1]	March 2022	13	541,838	500,988	(40,850)
CME Lean Hogs[1]	February 2022	4	127,818	130,360	2,542
CMX Copper[1]	March 2022	6	654,937	669,525	14,588
ICE Canola[1]	March 2022	39	793,381	790,572	(2,809)
LME Lead[1]	March 2022	9	502,375	520,650	18,275
LME Primary Aluminum[1]	March 2022	2	129,775	140,400	10,625
LME Primary Nickel[1]	March 2022	2	240,360	249,522	9,162
LME Zinc[1]	March 2022	5	398,825	443,500	44,675
NYBOT Coffee 'C'[1]	March 2022	13	1,013,174	1,102,237	89,063
NYBOT Cotton #2[1]	March 2022	21	1,183,348	1,182,300	(1,048)
NYBOT Sugar #11[1]	March 2022	40	887,499	845,824	(41,675)
NYMEX NY Harbor ULSD[1]	February 2022	12	1,133,194	1,171,951	38,757
NYMEX RBOB Gasoline[1]	February 2022	8	717,756	747,465	29,709
NYMEX WTI Crude Oil[1]	February 2022	9	643,350	676,890	33,540

Currency Futures
Indian Rupee	January 2022	17	1,119,990	1,137,895	17,905
Russian Ruble	March 2022	34	1,125,675	1,115,625	(10,050)
Swedish Krona	March 2022	15	13,699,140	13,682,514	(16,626)

Index Futures
CAC 40 10 Euro	January 2022	12	838,665	859,720	21,055
CME E-mini S&P 500	March 2022	4	928,148	951,700	23,552
CME NASDAQ 100 E-Mini	March 2022	2	646,072	652,830	6,758
EUX DAX Index	March 2022	1	391,463	397,084	5,621
ICF FTSE 100 Index	March 2022	4	289,980	294,014	4,034
SGX Nikkei 225	March 2022	9	126,770,500	126,793,533	23,033
Total Long Contracts			155,724,303	156,014,936	290,633

Short Contracts
Commodity Futures
CME Live Cattle[1]	February 2022	(4)	(220,422)	(223,520)	(3,098)
NYMEX Platinum[1]	April 2022	(2)	(93,210)	(96,620)	(3,410)

Currency Futures
Canadian Dollar	March 2022	(15)	(1,162,095)	(1,185,750)	(23,655)
CME Australian Dollar	March 2022	(23)	(1,624,875)	(1,673,940)	(49,065)
CME British Pound	March 2022	(21)	(1,738,044)	(1,775,944)	(37,900)
CME Euro	March 2022	(21)	(2,970,433)	(2,993,156)	(22,723)
CME Japanese Yen	March 2022	(19)	(2,099,044)	(2,065,775)	33,269
CME Mexican Peso	March 2022	(15)	(348,105)	(361,950)	(13,845)
CME Swiss Franc	March 2022	(12)	(1,630,294)	(1,648,800)	(18,506)
New Zealand Dollar	March 2022	(15)	(1,011,065)	(1,026,525)	(15,460)

Index Futures
MSCI Emerging Markets	March 2022	(3)	(180,030)	(183,945)	(3,915)

Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	March 2022	(73)	(8,814,430)	(8,831,289)	(16,859)
CBOT 10-Year U.S. Treasury Note	March 2022	(66)	(8,566,536)	(8,610,938)	(44,402)
ICF Long Gilt	March 2022	(38)	(4,764,850)	(4,739,606)	25,244
Total Short Contracts			(35,223,433)	(35,417,758)	(194,325)

TOTAL FUTURES CONTRACTS			120,500,870	120,597,178	$96,308

*	Local currency.
[1]	This investment is a holding of AXS Chesapeake Strategy Fund Limited.